ASSET DECOMMISSION OBLIGATION	12 Months Ended
Dec. 31, 2017
ASSET DECOMMISSION OBLIGATION
ASSET DECOMMISSION OBLIGATION

NOTE 31 — ASSET DECOMMISSION OBLIGATION

The Company recognizes decommissioning obligation in thermonuclear power plants, which consist of a program of activities required by Comissão Nacional de Energia Nuclear (CNEN), which allows dismantling these nuclear facilities safely and with minimal impact on the environment, at the end of their operating cycle.

a)	Decommissioning

In 2017, a study was conducted to update the cost estimate required to carry out the decommissioning activities of the Angra 1 and Angra 2 plants. The study concluded by increasing the aforementioned estimate to R$ 4,190,415, of which R$ 1,923,878 for the Angra 1 Plant and R$ 2,266,537 for the Angra 2 Plant. The corresponding present value recorded in the liability is R$ 1,910,420. This study was approved by Eletronuclear’s Board of Executive Officers on 07.11.2017 and is expected to be updated every five years.

As established in IAS 37, the initial estimate of the decommissioning costs for dismantling and removal of the item and restoration of the locations in which the facilities are located should be accounted for as cost of the enterprise.

b)	Constitution of the Liability for Low and Medium Rejects Activity and Nuclear Fuel Used

The Executive Board of the subsidiary approved, through resolution dated 08/12/2015, the Report of the Working Group, revising the estimates of Management Costs of Operational Radioactive Waste and Nuclear Fuel Elements Used at the end of useful life of the Angra 1 and Angra 2 plants, for the base date July 2015. This update complies with the National Nuclear Energy Commission Resolution CNEN No. 187, dated 05/15/2015.

Cost estimates for long-term management of low and medium level of operational waste and fuel elements used were as follows:

b.1) For transportation and final disposal of low and medium activity operational waste, related to the accumulated volume until 2020, when it is considered that its transfer will be initiated to the National Repository of Low and Medium Level Activity Radioactive Waste (RBMN), to be implemented by CNEN, legal responsible for the final custody of these wastes, will be spent in the amount of R$ 54,555 million (July/2015 basis).

b.2) For the initial storage of the fuel elements, used up to the end of the 2070 decade, when it is estimated that the useful life of Angra 3 ends, and therefore of the Almirante Álvaro Alberto Nuclear Power Plant (CNAAA), the estimative is represented by an amount of R$ 610,127 million (July/2015 base), that will be spent to implement the Installation for Storage of Irradiated Fuels (UFC) and the respective system for moving the fuel elements of the plants to this facility, whose project is in progress and whose commissioning is expected to occur by 2020.

Pursuant to IAS 16, the subsidiary recorded in the Fixed Assets, against the Non-Current Liabilities, the amounts of the approved estimates.

The estimated total cost is discounted to present value, based on a rate that represents the cost of capital of Eletronuclar and recorded in fixed assets, in consideration of the obligation to demobilize assets.

c) Adjustment to present value of Decommissioning, Low and Medium Activity Rejects and Used Nuclear Fuel

In calculating the present value adjustment of the decommissioning liability, the estimated total cost for the decommissioning, discounted at a rate representing the cost of capital of the Company, is considered from the end of the economic useful life of each plant until the balance sheet date.

The same procedure is used for low and medium activity tailings and used nuclear fuel, but the period for adjustment to present value is the commencement of commissioning until the balance sheet date.

The current discount rate approved for the Eletrobras system is 5.88% per year.

The value of the present value adjustment of decommissioning, low and medium activity waste and used nuclear fuel, recognized in 2017, is R$ 89,051 (R$ 84,083 in December 2016).

d) The table below summarizes the position of the amounts corresponding to the total liability referring to the demobilization of assets:

Decommissioning

	12/31/2017			12/31/2016
Concession	Total Cost Estimate	Adjustment to Present Value	Estimate to Present Value	Present value
Angra 1	1,923,878	(634,204)	1,289,674	587,735
Angra 2	2,266,537	(1,645,791)	620,746	288,641

Total	4,190,415	(2,279,995)	1,910,420	876,376

Low and Medium Activity Reactors and Used Nuclear Fuel

	12/31/2017			12/31/2016
Concession	Total Cost Estimate	Adjustment to Present Value	Estimate to Present Value	Present value
Angra 1	248,137	(39,087)	209,050	196,400
Angra 2	416,545	(65,615)	350,930	329,694

Total	664,682	(104,702)	559,980	526,094

Total Asset Repayment Obligations

	12/31/2017			12/31/2016
Concession	Total Cost Estimate	Adjustment to Present Value	Estimate to Present Value	Present value
Angra 1	2,172,015	(673,291)	1,498,724	784,135
Angra 2	2,683,082	(1,711,406)	971,676	618,335

Total	4,855,097	(2,384,697)	2,470,400	1,402,470

The balance of liabilities for decommissioning at present value, including low and medium activity and nuclear fuel used at December 31, 2017, is R$ 2,470,400 (R$ 1,402,470 as of December 31, 2016).